  Defiance Daily Target 2X Long QS ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 52.2%
Money Market Funds - 4.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	356,976	$356,976

U.S. Treasury Bills - 47.4%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	3,510,000	3,501,576

TOTAL SHORT-TERM INVESTMENTS (Cost $3,857,710)		3,858,552

TOTAL INVESTMENTS - 52.2% (Cost $3,857,710)		$3,858,552
Other Assets in Excess of Liabilities - 47.8%		3,538,233
TOTAL NET ASSETS - 100.0%		$7,396,785

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long QS ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (33.1)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
QuantumScape Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 30.00%	Termination(f)	11/01/2028	$1,231,508	$(93,666)
QuantumScape Corp.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(c)	01/04/2028	1,532,012	(164,097)
QuantumScape Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(c)	03/18/2033	2,035,800	38,328
QuantumScape Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(d)	10/19/2028	2,046,240	38,406
QuantumScape Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 14.00%	Termination(e)	04/11/2031	4,123,800	(1,678,960)
QuantumScape Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 29.00%	Termination(b)	01/31/2033	1,931,400	(205,702)
QuantumScape Corp.	Nomura Securities International, Inc.	Receive	OBFR + 22.50%	Termination(a)	03/31/2033	1,853,100	(379,972)
							(2,445,663)

Net Unrealized Appreciation (Depreciation)							(2,445,663)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.